Supplementary Data (Unaudited) - Supplemental Financial Information (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended									12 Months Ended
	Mar. 28, 2015	Mar. 11, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Selected Quarterly Financial Data [Abstract]
Revenue			$ 175,139	$ 334,086	$ 394,759	$ 324,295	$ 136,019	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 1,204,231	$ 916,201	$ 926,254
Operating income (loss)			(59,006)	23,307	47,749	33,922	(35,019)	(57,742)	37,895	13,731	(41,861)	69,959	(47,977)	15,415
Income (loss) from continuing operations			(79,837)	4,753	28,110	13,832	(53,048)	(70,191)	22,950	244	(56,154)	(6,353)	(103,151)	(47,031)
Loss (income) from discontinued operations				285	(7)	(369)	20	271	160	(26)	123	(71)	528	3,546
Net income (loss)	$ (36,532)	$ (41,415)	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	(53,068)	$ (70,462)	$ 22,790	$ 270	$ (56,277)	$ (6,282)	$ (103,679)	$ (50,577)
Scenario, Previously Reported [Member]
Selected Quarterly Financial Data [Abstract]
Revenue							$ 151,091